UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
 (Name and address of agents for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 99.5%
BASIC MATERIALS – 5.0%
A Schulman, Inc.	2,900	$77,778
Aceto Corp.	4,065	56,625
Boise, Inc.	18,600	158,658
Buckeye Technologies, Inc.	6,100	225,944
Century Aluminum Co.*1	13,900	128,992
Charles & Colvard Ltd.*1	4,000	16,320
Codexis, Inc.*	5,114	11,302
Commercial Metals Co.	16,600	245,182
Friedman Industries, Inc.	2,008	19,779
Horsehead Holding Corp.*	8,000	102,480
Intrepid Potash, Inc.	8,400	160,020
Kaiser Aluminum Corp.1	3,100	192,014
Kraton Performance Polymers, Inc.*	5,000	105,950
Kronos Worldwide, Inc.1	13,000	210,990
Landec Corp.*	5,600	73,976
Material Sciences Corp.*	2,900	29,174
Materion Corp.	3,500	94,815
Minerals Technologies, Inc.	4,000	165,360
Molycorp, Inc.*1	22,000	136,400
Noranda Aluminum Holding Corp.	10,604	34,251
Northern Technologies International Corp.*1	571	6,367
Olin Corp.	9,000	215,280
OM Group, Inc.*1	4,900	151,508
Penford Corp.*1	3,600	48,204
PH Glatfelter Co.	5,200	130,520
Schnitzer Steel Industries, Inc. - Class A	5,000	116,900
Sensient Technologies Corp.	6,800	275,196
Shiloh Industries, Inc.	2,100	21,924
Stillwater Mining Co.*1	12,600	135,324
Universal Stainless & Alloy Products, Inc.*	800	23,584
Zep, Inc.	3,200	50,624
Zoltek Cos., Inc.*1	6,700	86,497
		3,507,938
COMMUNICATIONS – 6.4%
1-800-Flowers.com, Inc. - Class A*	2,570	15,908
Active Network, Inc.*1	8,400	63,588
AH Belo Corp. - Class A	4,235	29,052
Anaren, Inc.*	2,762	63,360
Aviat Networks, Inc.*1	10,600	27,772
Aware, Inc.	3,300	17,160
Beasley Broadcasting Group, Inc. - Class A	600	5,028
Black Box Corp.	2,900	73,428
Blucora, Inc.*	4,300	79,722

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
CafePress, Inc.*1	4,100	$25,707
Calix, Inc.*	5,600	56,616
Cbeyond, Inc.*1	5,500	43,120
Central European Media Enterprises Ltd. - Class A*	8,400	27,804
Clearfield, Inc.*1	1,575	14,837
ClearOne, Inc.*1	3,000	25,530
Communications Systems, Inc.	1,800	17,316
Comtech Telecommunications Corp.	2,200	59,158
Courier Corp.1	1,500	21,420
Dex Media, Inc.*	1,946	34,188
Digital Generation, Inc.*1	5,400	39,798
Dolan Co.*	8,000	13,040
EarthLink, Inc.1	17,000	105,570
Entercom Communications Corp. - Class A*1	4,400	41,536
Envivio, Inc.*1	5,000	10,100
ePlus, Inc.	1,424	85,283
EW Scripps Co. - Class A*	7,300	113,807
Extreme Networks*	10,000	34,500
FAB Universal Corp.*1	8,400	30,828
Finisar Corp.*	14,400	244,080
Global Sources Ltd.*	5,300	35,563
Globecomm Systems, Inc.*	3,400	42,976
Gray Television, Inc. - Class A*	4,881	34,313
Harmonic, Inc.*	14,700	93,345
Harte-Hanks, Inc.	8,600	73,960
Hawaiian Telcom Holdco, Inc.*1	2,300	57,868
ICG Group, Inc.*	4,800	54,720
ID Systems, Inc.*	1,600	8,048
IntraLinks Holdings, Inc.*	11,800	85,668
Iridium Communications, Inc.*1	14,000	108,640
Journal Communications, Inc. - Class A*	6,500	48,555
Leap Wireless International, Inc.*1	10,600	71,338
Limelight Networks, Inc.*	16,100	36,225
Local Corp.*1	5,000	8,400
Marchex, Inc. - Class B	4,800	28,896
Martha Stewart Living Omnimedia - Class A*	4,000	9,640
Meredith Corp.1	2,200	104,940
ModusLink Global Solutions, Inc.*1	7,200	22,896
Multiband Corp.*	7,000	22,190
NeoPhotonics Corp.*	7,700	66,913
NETGEAR, Inc.*1	4,932	150,623
Neutral Tandem, Inc.	7,800	44,850
NII Holdings, Inc.*1	35,400	236,118
Novatel Wireless, Inc.*	8,700	34,365

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Oclaro, Inc.*1	36,950	$43,601
PC-Tel, Inc.	3,100	26,288
Perficient, Inc.*	5,500	73,370
Polycom, Inc.*	21,300	224,502
Preformed Line Products Co.	390	25,861
Premiere Global Services, Inc.*	6,400	77,120
QuinStreet, Inc.*1	5,300	45,739
Radio One, Inc. - Class A*	1,800	4,320
Radio One, Inc. - Class D*	12,878	29,877
RealNetworks, Inc.*	9,500	71,820
RLJ Entertainment, Inc.*	6,000	28,800
Salem Communications Corp. - Class A	3,300	24,717
Scholastic Corp.1	4,400	128,876
Shenandoah Telecommunications Co.	3,700	61,716
ShoreTel, Inc.*	7,900	31,837
Symmetricom, Inc.*	6,800	30,532
Synacor, Inc.*1	10,000	31,000
TeleCommunication Systems, Inc. - Class A*1	12,100	28,193
Telenav, Inc.*	9,111	47,651
Tellabs, Inc.1	48,700	96,426
Tessco Technologies, Inc.	1,600	42,240
TheStreet, Inc.	5,300	9,858
U.S. Auto Parts Network, Inc.*	7,400	8,510
United Online, Inc.	11,400	86,412
UniTek Global Services, Inc.*	3,930	5,502
USA Mobility, Inc.	3,895	52,855
Voltari Corp.*1	668	2,385
Vonage Holdings Corp.*1	26,300	74,429
Zynga, Inc. - Class A*1	48,800	135,664
		4,450,407
CONSUMER, CYCLICAL – 15.1%
Ambassadors Group, Inc.	3,400	12,070
AMREP Corp.*	2,213	20,404
Ark Restaurants Corp.	900	19,107
Barnes & Noble, Inc.*1	7,400	118,104
Bassett Furniture Industries, Inc.	2,850	44,261
Beazer Homes USA, Inc.*1	3,700	64,824
bebe stores, Inc.	9,601	53,862
Biglari Holdings, Inc.*1	130	53,352
Black Diamond, Inc.*1	8,600	80,840
Bob Evans Farms, Inc.	3,000	140,940
Body Central Corp.*	2,900	38,628
Brown Shoe Co., Inc.1	6,700	144,251

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Build-A-Bear Workshop, Inc.*1	1,810	$11,023
Callaway Golf Co.1	9,300	61,194
Carrols Restaurant Group, Inc.*	2,700	17,442
Cash America International, Inc.1	3,400	154,530
Cato Corp. - Class A	4,500	112,320
Century Casinos, Inc.*	3,000	10,380
Children's Place Retail Stores, Inc.*1	400	21,920
Churchill Downs, Inc.	1,160	91,466
Citi Trends, Inc.*1	4,100	59,573
Columbia Sportswear Co.	4,100	256,865
Core-Mark Holding Co., Inc.	1,700	107,950
Crown Crafts, Inc.	2,560	15,744
Delta Apparel, Inc.*1	1,500	21,150
Destination XL Group, Inc.*1	7,700	48,818
Dixie Group, Inc.*1	2,751	22,833
Dover Downs Gaming & Entertainment, Inc.	5,900	9,145
Dover Motorsports, Inc.1	8,000	17,280
DreamWorks Animation SKG, Inc. - Class A*1	6,620	169,869
Emerson Radio Corp.*	2,700	4,455
Escalade, Inc.	4,700	29,093
Ezcorp, Inc. - Class A*	5,100	86,088
Federal-Mogul Corp.*1	11,000	112,310
Finish Line, Inc. - Class A	8,000	174,880
Flexsteel Industries, Inc.	1,044	25,453
Fred's, Inc. - Class A1	5,700	88,293
Frisch's Restaurants, Inc.1	1,600	29,856
Fuel Systems Solutions, Inc.*	4,000	71,560
Full House Resorts, Inc.*1	3,625	9,788
Furniture Brands International, Inc.*1	2,514	10,056
G&K Services, Inc. - Class A	1,700	80,920
G-III Apparel Group Ltd.*	2,400	115,488
Gaiam, Inc. - Class A*	4,000	17,840
Gaming Partners International Corp.	1,516	11,976
Genesco, Inc.*	2,800	187,572
Group 1 Automotive, Inc.1	3,300	212,289
Haverty Furniture Cos., Inc.	2,600	59,826
Hawaiian Holdings, Inc.*1	6,650	40,632
hhgregg, Inc.*1	5,000	79,800
Hooker Furniture Corp.	2,000	32,520
Iconix Brand Group, Inc.*1	9,000	264,690
International Speedway Corp. - Class A	2,600	81,822
Isle of Capri Casinos, Inc.*	4,570	34,275
JAKKS Pacific, Inc.	2,500	28,125
JetBlue Airways Corp.*1	37,000	233,100

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Joe's Jeans, Inc.*1	7,400	$12,136
Johnson Outdoors, Inc. - Class A*	1,000	24,900
Jones Group, Inc.	11,400	156,750
Jos A Bank Clothiers, Inc.*1	3,700	152,884
Kimball International, Inc. - Class B	7,000	67,970
Kirkland's, Inc.*	3,500	60,375
La-Z-Boy, Inc.	6,500	131,755
LeapFrog Enterprises, Inc.*1	10,100	99,384
Life Time Fitness, Inc.*1	5,900	295,649
Lifetime Brands, Inc.	3,700	50,246
Luby's, Inc.*	4,600	38,686
M/I Homes, Inc.*1	3,300	75,768
Maidenform Brands, Inc.*	4,500	77,985
Marcus Corp.	3,500	44,520
MarineMax, Inc.*	3,600	40,788
Marriott Vacations Worldwide Corp.*	5,400	233,496
Men's Wearhouse, Inc.1	5,300	200,605
Miller Industries, Inc.1	1,809	27,822
Modine Manufacturing Co.*	6,300	68,544
Monarch Casino & Resort, Inc.*	1,800	30,348
Motorcar Parts of America, Inc.*	3,000	27,510
Navarre Corp.*1	7,800	21,528
Office Depot, Inc.*1	33,300	128,871
OfficeMax, Inc.1	10,500	107,415
Pantry, Inc.*1	3,200	38,976
PC Connection, Inc.	2,700	41,715
PCM, Inc.*	3,600	34,560
Pep Boys-Manny Moe & Jack*1	5,300	61,374
Perfumania Holdings, Inc.*1	3,800	19,760
Perry Ellis International, Inc.	3,200	64,992
Quiksilver, Inc.*1	12,800	82,432
RadioShack Corp.1	20,000	63,200
Reading International, Inc. - Class A*	2,160	13,738
Red Lion Hotels Corp.*	3,800	23,218
Red Robin Gourmet Burgers, Inc.*1	1,400	77,252
Regis Corp.1	7,800	127,998
Remy International, Inc.1	6,300	116,991
Republic Airways Holdings, Inc.*1	7,100	80,443
RG Barry Corp.	3,000	48,720
Rick's Cabaret International, Inc.*	1,642	14,170
Rocky Brands, Inc.	1,600	24,192
Roundy's, Inc.	7,800	64,974
Ruby Tuesday, Inc.*1	8,700	80,301
Rush Enterprises, Inc. - Class A*1	3,600	89,100

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Rush Enterprises, Inc. - Class B*1	2,580	$55,522
Saks, Inc.*1	18,700	255,068
ScanSource, Inc.*	3,100	99,200
Scientific Games Corp. - Class A*	8,800	99,000
Shoe Carnival, Inc.	3,400	81,634
Skechers U.S.A., Inc. - Class A*1	6,200	148,862
Skullcandy, Inc.*	6,500	35,490
Skyline Corp.*	140	550
SkyWest, Inc.	11,200	151,648
Spartan Motors, Inc.1	6,600	40,392
Speedway Motorsports, Inc.	5,114	88,881
Stage Stores, Inc.1	5,100	119,901
Standard Motor Products, Inc.	700	24,038
Stanley Furniture Co., Inc.*	7,976	31,904
Stein Mart, Inc.	5,900	80,535
Steinway Musical Instruments, Inc.*	1,885	57,398
Strattec Security Corp.	300	11,208
Superior Industries International, Inc.	5,300	91,160
Superior Uniform Group, Inc.	703	7,585
Supreme Industries, Inc. - Class A*1	4,200	21,126
Systemax, Inc.	4,756	44,659
Tandy Leather Factory, Inc.*	2,176	16,929
Tilly's, Inc.*	1,697	27,152
Titan International, Inc.1	8,207	138,534
Titan Machinery, Inc.*1	3,600	70,668
Trans World Entertainment Corp.	9,000	43,740
Tuesday Morning Corp.*	5,300	54,961
Unifi, Inc.*	3,600	74,412
UniFirst Corp.	2,300	209,875
United Stationers, Inc.	3,700	124,135
Universal Electronics, Inc.*	2,000	56,260
VOXX International Corp.*	4,500	55,215
Wendy's Co.1	37,900	220,957
Wesco Aircraft Holdings, Inc.*1	11,800	219,126
West Marine, Inc.*	3,600	39,600
Weyco Group, Inc.	1,600	40,320
WMS Industries, Inc.*	6,600	168,366
Zale Corp.*	5,200	47,320
		10,620,224
CONSUMER, NON-CYCLICAL – 15.3%
ABM Industries, Inc.	9,600	235,296
ACCO Brands Corp.*1	16,000	101,760
Addus HomeCare Corp.*	1,500	29,610

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Affymetrix, Inc.*1	12,500	$55,500
Albany Molecular Research, Inc.*	5,800	68,846
Alere, Inc.*	10,000	245,000
Alliance One International, Inc.*1	13,000	49,400
Almost Family, Inc.	2,200	41,800
Alphatec Holdings, Inc.*1	15,000	30,750
Amedisys, Inc.*1	5,400	62,748
Amsurg Corp.*	5,200	182,520
Andersons, Inc.1	3,200	170,208
AngioDynamics, Inc.*	6,300	71,064
Anika Therapeutics, Inc.*	2,500	42,500
Apollo Group, Inc. - Class A*1	4,800	85,056
ARC Document Solutions, Inc.*	9,600	38,400
AT Cross Co. - Class A*1	1,500	25,425
Boulder Brands, Inc.*1	10,500	126,525
Bridgepoint Education, Inc.*1	8,046	98,000
CardioNet, Inc.*1	6,700	39,530
Career Education Corp.*	9,200	26,680
CBIZ, Inc.*1	12,200	81,740
CDI Corp.	3,757	53,199
Central Garden and Pet Co.*	2,600	18,460
Central Garden and Pet Co. - Class A*	7,922	54,662
Chindex International, Inc.*	1,280	20,762
Chiquita Brands International, Inc.*	11,200	122,416
CONMED Corp.	3,900	121,836
Consolidated Graphics, Inc.*	1,700	79,917
Convergys Corp.1	15,100	263,193
Corinthian Colleges, Inc.*1	18,900	42,336
CRA International, Inc.*1	2,800	51,716
Craft Brew Alliance, Inc.*	3,400	28,016
Cross Country Healthcare, Inc.*	6,950	35,862
CryoLife, Inc.1	8,000	50,000
CSS Industries, Inc.	2,300	57,339
Cumberland Pharmaceuticals, Inc.*1	5,000	25,550
DeVry, Inc.	8,600	266,772
Diamond Foods, Inc.*	4,800	99,600
Digirad Corp.*1	10,000	24,400
Dole Food Co., Inc.*1	12,200	155,550
Education Management Corp.*1	3,325	18,687
Electro Rent Corp.	2,500	41,975
Ennis, Inc.1	5,200	89,908
Essex Rental Corp.*	5,200	22,464
Exactech, Inc.*	3,100	61,225
Five Star Quality Care, Inc.*	11,200	62,720

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Fresh Del Monte Produce, Inc.	8,700	$242,382
FTI Consulting, Inc.*	4,400	144,716
Great Lakes Dredge & Dock Corp.	5,700	44,574
Greatbatch, Inc.*	4,000	131,240
Green Dot Corp. - Class A*1	5,400	107,730
Hackett Group, Inc.	5,000	25,950
Harvard Bioscience, Inc.*	5,400	25,542
Health Net, Inc.*	1,500	47,715
Healthways, Inc.*	4,400	76,472
Heidrick & Struggles International, Inc.	4,000	66,880
Helen of Troy Ltd.*	2,900	111,273
Heska Corp.	600	4,134
Hill International, Inc.*	6,539	17,917
Hudson Global, Inc.*1	10,964	27,191
ICF International, Inc.*	2,685	84,604
Impax Laboratories, Inc.*1	13,800	275,310
Information Services Group, Inc.*1	14,500	27,985
Ingles Markets, Inc. - Class A	2,800	70,700
Intersections, Inc.	2,626	23,030
Invacare Corp.	5,600	80,416
John B Sanfilippo & Son, Inc.	2,100	42,336
K12, Inc.*	5,000	131,350
Kelly Services, Inc. - Class A	5,187	90,617
Kindred Healthcare, Inc.*1	11,800	154,698
Korn/Ferry International*	6,000	112,440
LHC Group, Inc.*	3,500	68,530
LifePoint Hospitals, Inc.*	5,100	249,084
Lincoln Educational Services Corp.	4,400	23,188
Live Nation Entertainment, Inc.*	19,500	302,250
Mac-Gray Corp.	2,890	41,038
Magellan Health Services, Inc.*	3,400	190,672
Matthews International Corp. - Class A	2,600	98,020
Maxygen, Inc.	4,600	11,408
Medical Action Industries, Inc.*	3,575	27,527
Merit Medical Systems, Inc.*	5,300	59,095
MGP Ingredients, Inc.	4,746	28,286
Molina Healthcare, Inc.*1	4,600	171,028
Monster Worldwide, Inc.*	18,900	92,799
Multi-Color Corp.	2,000	60,680
Nash Finch Co.	1,900	41,819
National Healthcare Corp.	2,400	113,184
Natural Alternatives International, Inc.*	389	1,793
Natus Medical, Inc.*	6,000	81,900
Navigant Consulting, Inc.*	7,500	89,850

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Newtek Business Services, Inc.*	4,000	$8,440
Nutraceutical International Corp.	2,410	49,260
NuVasive, Inc.*	5,500	136,345
Omega Protein Corp.*	5,500	49,390
Overhill Farms, Inc.*	4,027	19,974
PDI, Inc.*	1,264	5,941
Pendrell Corp.*1	28,700	75,194
Perceptron, Inc.1	2,700	21,303
PharMerica Corp.*	5,100	70,686
PHH Corp.*1	8,900	181,382
PhotoMedex, Inc.*	2,700	43,038
Post Holdings, Inc.*	4,800	209,568
QC Holdings, Inc.	3,900	11,076
Quad/Graphics, Inc.	4,900	117,992
RCM Technologies, Inc.	1,671	9,074
Resources Connection, Inc.	7,900	91,640
RPX Corp.*	6,000	100,800
RTI Biologics, Inc.*	13,300	50,008
Sciclone Pharmaceuticals, Inc.*	7,000	34,720
Select Medical Holdings Corp.	28,049	230,002
Seneca Foods Corp. - Class A*	1,300	39,884
Solta Medical, Inc.*1	10,400	23,712
Spartan Stores, Inc.	4,200	77,448
Spectrum Pharmaceuticals, Inc.1	8,000	59,680
StarTek, Inc.*	5,710	27,008
Stewart Enterprises, Inc. - Class A	9,500	124,355
Swisher Hygiene, Inc.*1	35,000	30,096
Symmetry Medical, Inc.*	8,800	74,096
Synergetics USA, Inc.*	6,691	26,363
Theragenics Corp.*1	7,200	14,904
TMS International Corp. - Class A1	2,800	41,524
Triple-S Management Corp. - Class B*	5,927	127,253
Universal American Corp.	13,350	118,681
Universal Corp.1	3,600	208,260
Universal Technical Institute, Inc.	1,650	17,045
VCA Antech, Inc.*	8,556	223,226
Viad Corp.	3,500	85,820
Village Super Market, Inc. - Class A	1,800	59,562
Weis Markets, Inc.	3,479	156,833
		10,747,859
DIVERSIFIED – 0.3%
Harbinger Group, Inc.*	23,700	178,698

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
DIVERSIFIED (Continued)
Resource America, Inc. - Class A	3,400	$28,900
		207,598
ENERGY – 5.9%
Adams Resources & Energy, Inc.	1,000	68,470
Alpha Natural Resources, Inc.*1	20,500	107,420
Apco Oil and Gas International, Inc.*	1,700	19,601
Arch Coal, Inc.1	24,600	92,988
Basic Energy Services, Inc.*1	5,700	68,913
Bill Barrett Corp.*1	6,900	139,587
BioFuel Energy Corp.*1	1,000	3,340
C&J Energy Services, Inc.*1	6,390	123,774
Cal Dive International, Inc.*1	18,300	34,404
Callon Petroleum Co.*	4,500	15,165
Carrizo Oil & Gas, Inc.*1	6,000	169,980
Clayton Williams Energy, Inc.*1	1,900	82,650
Cloud Peak Energy, Inc.*	5,900	97,232
Comstock Resources, Inc.	7,700	121,121
Contango Oil & Gas Co.1	1,800	60,750
Crimson Exploration, Inc.*1	7,400	20,868
Dawson Geophysical Co.*	1,800	66,348
Double Eagle Petroleum Co.*	990	3,881
Endeavour International Corp.*1	15,000	57,600
EPL Oil & Gas, Inc.*	3,000	88,080
Exterran Holdings, Inc.*	10,800	303,696
Forbes Energy Services Ltd.*1	6,608	26,564
FutureFuel Corp.	6,600	93,522
Global Geophysical Services, Inc.*1	5,500	25,960
Green Plains Renewable Energy, Inc.*	5,000	66,600
Gulf Island Fabrication, Inc.1	2,900	55,535
Hallador Energy Co.	2,900	23,345
Hercules Offshore, Inc.*	17,580	123,763
James River Coal Co.*1	6,000	10,920
Key Energy Services, Inc.*	32,500	193,375
L&L Energy, Inc.*	3,730	13,353
Magellan Petroleum Corp.*	15,000	15,450
Matrix Service Co.*	5,398	84,101
Midstates Petroleum Co., Inc.*	12,900	69,789
Mitcham Industries, Inc.*	3,100	52,018
Natural Gas Services Group, Inc.*	2,695	63,306
Newpark Resources, Inc.*1	12,700	139,446
Northern Oil and Gas, Inc.*1	7,300	97,382
Parker Drilling Co.*	19,100	95,118
Penn Virginia Corp.1	10,300	48,410

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Pioneer Energy Services Corp.*	10,700	$70,834
Renewable Energy Group, Inc.*	4,900	69,727
Resolute Energy Corp.*	5,300	42,294
REX American Resources Corp.*	1,986	57,137
Rex Energy Corp.*1	4,800	84,384
Saratoga Resources, Inc.*1	4,000	6,120
SEACOR Holdings, Inc.1	2,300	191,015
Stone Energy Corp.*1	7,500	165,225
Swift Energy Co.*	4,700	56,353
Syntroleum Corp.*1	4,200	28,980
TETRA Technologies, Inc.*	10,400	106,704
U.S. Energy Corp.*1	7,000	14,490
Vantage Drilling Co.*1	40,200	82,008
W&T Offshore, Inc.1	3,300	47,157
Warren Resources, Inc.*	13,400	34,170
Willbros Group, Inc.*	8,500	52,190
		4,152,613
FINANCIAL – 26.9%
1st Constitution Bancorp*	100	947
1st Source Corp.	2,500	59,400
Access National Corp.	771	10,008
ACNB Corp.1	1,200	19,656
American Equity Investment Life Holding Co.1	9,300	145,917
American Independence Corp.*	676	4,698
American National Bankshares, Inc.1	380	8,831
American National Insurance Co.1	3,100	308,357
American Realty Investors, Inc.*	5,028	25,039
American River Bankshares*1	1,300	10,686
American Safety Insurance Holdings Ltd.*	1,400	40,558
Ameris Bancorp*	2,000	33,700
AMERISAFE, Inc.	2,700	87,453
AmeriServ Financial, Inc.1	4,800	13,152
Ames National Corp.	500	11,380
Amtrust Financial Services, Inc.1	1,979	70,650
Argo Group International Holdings Ltd.	4,180	177,190
Arrow Financial Corp.1	1,400	34,650
Asta Funding, Inc.	1,450	12,543
Astoria Financial Corp.	14,800	159,544
Atlantic American Corp.1	3,400	12,954
AV Homes, Inc.*	600	10,638
Baldwin & Lyons, Inc. - Class B	1,100	26,708
Bancfirst Corp.1	1,192	55,488
Bancorp of New Jersey, Inc.	1,100	15,928

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bancorp, Inc.*	6,500	$97,435
BancorpSouth, Inc.	9,100	161,070
Bank of Commerce Holdings1	1,490	7,510
Bank of Kentucky Financial Corp.	380	10,807
Bank of Marin Bancorp	250	10,000
Banner Corp.	1,664	56,227
Bar Harbor Bankshares	200	7,310
BBCN Bancorp, Inc.1	8,200	116,604
BCB Bancorp, Inc.	1,000	10,650
Berkshire Bancorp, Inc.	1,000	7,950
Berkshire Hills Bancorp, Inc.	2,500	69,400
BGC Partners, Inc. - Class A	15,400	90,706
BNC Bancorp1	2,700	30,834
Boston Private Financial Holdings, Inc.	9,700	103,208
Bridge Bancorp, Inc.	1,000	22,500
Bridge Capital Holdings*	1,535	24,345
Brookline Bancorp, Inc.	7,296	63,329
Bryn Mawr Bank Corp.	1,077	25,773
C&F Financial Corp.	500	27,865
Calamos Asset Management, Inc. - Class A	3,000	31,500
California First National Bancorp	1,600	26,400
Camden National Corp.	681	24,155
Cape Bancorp, Inc.	680	6,460
Capital Bank Financial Corp. - Class A*	683	12,970
Capital City Bank Group, Inc.*	2,900	33,437
Cardinal Financial Corp.	2,500	36,600
Cathay General Bancorp	8,100	164,835
Center Bancorp, Inc.1	973	12,347
Centerstate Banks, Inc.	3,800	32,984
Central Pacific Financial Corp.*	4,000	72,040
Central Valley Community Bancorp1	1,060	10,388
Century Bancorp, Inc. - Class A	320	11,200
CFS Bancorp, Inc.1	1,000	10,720
Chemical Financial Corp.	2,500	64,975
Cheviot Financial Corp.1	800	9,064
Citizens & Northern Corp.	1,200	23,184
Citizens, Inc.*	11,870	70,864
City Holding Co.1	1,300	50,635
CNB Financial Corp.1	930	15,754
CNO Financial Group, Inc.	17,800	230,510
CoBiz Financial, Inc.	4,100	34,030
Codorus Valley Bancorp, Inc.1	210	3,629
Columbia Banking System, Inc.	6,569	156,408
Commercial National Financial Corp.	190	4,085

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Bank Shares of Indiana, Inc.1	571	$10,712
Community Bank System, Inc.1	4,700	144,995
Community Bankers Trust Corp.*	1,900	6,878
Community Trust Bancorp, Inc.	1,800	64,116
Cowen Group, Inc. - Class A*	13,562	39,330
Crawford & Co. - Class A	2,800	14,112
CVB Financial Corp.	12,600	148,176
DFC Global Corp.*	5,000	69,050
Dime Community Bancshares, Inc.	3,300	50,556
Donegal Group, Inc. - Class A	2,000	27,940
Doral Financial Corp.*	9,700	8,158
Eagle Bancorp, Inc.*	2,337	52,302
Eastern Insurance Holdings, Inc.	1,500	28,125
EMC Insurance Group, Inc.	2,716	71,322
Employers Holdings, Inc.	4,600	112,378
Encore Capital Group, Inc.*1	3,900	129,129
Endurance Specialty Holdings Ltd.	4,100	210,945
Enstar Group Ltd.*	1,200	159,576
Enterprise Bancorp, Inc.	1,000	18,490
Enterprise Financial Services Corp.	1,400	22,344
ESB Financial Corp.	1,308	15,866
Evans Bancorp, Inc.	200	3,512
Farmers Capital Bank Corp.*	1,800	39,042
Farmers National Banc Corp.1	1,900	11,932
FBL Financial Group, Inc. - Class A	3,300	143,418
FBR & Co.*1	1,350	34,101
Federal Agricultural Mortgage Corp. - Class C	760	21,888
Federated National Holding Co.	2,050	19,988
Fidelity Southern Corp.*	932	11,529
Financial Institutions, Inc.	1,040	19,146
First Acceptance Corp.*	3,718	6,098
First Bancorp	2,400	33,840
First BanCorp*1	22,200	157,176
First Bancorp, Inc.	870	15,208
First Busey Corp.	8,285	37,282
First Business Financial Services, Inc.1	506	15,165
First Citizens Banc Corp.	2,340	16,520
First Citizens BancShares, Inc. - Class A	500	96,025
First Clover Leaf Financial Corp.	2,500	20,050
First Commonwealth Financial Corp.	320	2,358
First Community Bancshares, Inc.	2,600	40,768
First Defiance Financial Corp.	1,700	38,335
First Financial Bancorp1	7,100	105,790
First Financial Corp.	1,100	34,089

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Holdings, Inc.	3,200	$67,872
First Interstate Bancsystem, Inc.	1,500	31,095
First M&F Corp.	2,800	44,268
First Merchants Corp.1	3,699	63,438
First of Long Island Corp.1	900	29,871
First South Bancorp, Inc. *	500	3,175
First United Corp.*	100	746
Firstbank Corp.	730	9,789
FirstMerit Corp.	16,332	327,130
Flagstar Bancorp, Inc.*1	6,500	90,740
Flushing Financial Corp.	2,900	47,705
FNB Corp.1	16,800	202,944
Fortegra Financial Corp.*	1,650	11,336
Gain Capital Holdings, Inc.	6,400	40,832
German American Bancorp, Inc.	710	15,989
GFI Group, Inc.	17,100	66,861
Gleacher & Co., Inc.*	1,700	23,596
Great Southern Bancorp, Inc.	1,300	35,048
Greenlight Capital Re Ltd. - Class A*	4,100	100,573
Guaranty Bancorp	3,000	34,050
Hallmark Financial Services, Inc.*	2,200	20,108
Hanmi Financial Corp.*	4,400	77,748
Hanover Insurance Group, Inc.	4,400	215,248
Heartland Financial USA, Inc.	1,700	46,733
Heritage Commerce Corp.*1	2,099	14,693
Heritage Financial Corp.	2,050	30,032
Heritage Financial Group, Inc.	1,700	25,075
Heritage Oaks Bancorp*	2,370	14,623
HF Financial Corp.	650	8,463
Hingham Institution for Savings	250	16,970
Home Bancorp, Inc.*1	1,000	18,500
Home BancShares, Inc.1	4,800	124,656
HomeStreet, Inc.1	1,800	38,610
HopFed Bancorp, Inc.	1,100	11,770
Horace Mann Educators Corp.	6,900	168,291
Horizon Bancorp	1,500	30,615
Hudson Valley Holding Corp.	1,288	21,832
Iberiabank Corp.	2,900	155,469
IF Bancorp, Inc.*	200	3,010
Independence Holding Co.	4,150	49,053
Independent Bank Corp.-MI*1	3,200	20,128
Independent Bank Corp.-MA1	2,700	93,150
Infinity Property & Casualty Corp.	1,987	118,743
Interactive Brokers Group, Inc. - Class A	6,000	95,820

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
International Bancshares Corp.1	8,000	$180,640
Intervest Bancshares Corp. - Class A*	3,500	23,380
INTL. FCStone, Inc.*	1,600	27,920
Investment Technology Group, Inc.*	5,057	70,697
Investors Bancorp, Inc.1	7,000	147,560
Investors Title Co.	100	7,094
Janus Capital Group, Inc.1	20,700	176,157
JMP Group, Inc.	2,700	17,928
Kansas City Life Insurance Co.	1,500	57,405
Kemper Corp.	6,000	204,600
Lakeland Bancorp, Inc.1	3,800	39,634
Lakeland Financial Corp.	1,400	38,850
Laporte Bancorp, Inc.	715	7,222
LNB Bancorp, Inc.	1,600	13,744
Macatawa Bank Corp.*	2,900	14,616
Maiden Holdings Ltd.1	12,300	138,006
MainSource Financial Group, Inc.	1,550	20,816
Manning & Napier, Inc.	1,400	24,864
Marlin Business Services Corp.	1,989	45,309
MB Financial, Inc.	6,500	174,200
MBT Financial Corp.*	2,300	8,464
Meadowbrook Insurance Group, Inc.	8,500	68,255
Mercantile Bank Corp.1	900	16,173
Merchants Bancshares, Inc.	310	9,167
Meta Financial Group, Inc.	1,600	42,048
Metro Bancorp, Inc.*	1,460	29,244
MetroCorp Bancshares, Inc.	516	5,036
MGIC Investment Corp.*	33,400	202,738
MicroFinancial, Inc.	1,270	9,970
Middleburg Financial Corp.	1,000	19,100
MidSouth Bancorp, Inc.	263	4,084
MidWestOne Financial Group, Inc.	1,000	24,060
Monarch Financial Holdings, Inc.1	1,800	19,494
Montpelier Re Holdings Ltd.1	7,200	180,072
MutualFirst Financial, Inc.	720	10,152
NASB Financial, Inc.*1	520	13,608
National Bankshares, Inc.1	800	28,424
National Interstate Corp.	1,800	52,650
National Penn Bancshares, Inc.	17,150	174,244
National Western Life Insurance Co. - Class A	300	56,955
Navigators Group, Inc.*	1,800	102,672
NBT Bancorp, Inc.	5,031	106,506
Nelnet, Inc. - Class A	4,300	155,187
New Hampshire Thrift Bancshares, Inc.	415	5,939

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
NewBridge Bancorp*	2,100	$12,579
North Valley Bancorp*	1,300	21,515
Northeast Bancorp	194	1,876
Northrim BanCorp, Inc.	800	19,352
Northwest Bancshares, Inc.	11,900	160,769
Norwood Financial Corp.	66	1,914
Oak Valley Bancorp*	300	2,298
Ocean Shore Holding Co.1	310	4,284
OceanFirst Financial Corp.	2,400	37,320
Old Line Bancshares, Inc.	400	5,276
Old National Bancorp1	10,300	142,449
Old Point Financial Corp.1	561	7,293
OneBeacon Insurance Group Ltd. - Class A	3,230	46,770
Oneida Financial Corp.1	230	3,094
Oppenheimer Holdings, Inc. - Class A	2,300	43,792
Oritani Financial Corp.	4,100	64,288
Orrstown Financial Services, Inc.*1	533	6,758
Pacific Continental Corp.	2,900	34,220
Pacific Mercantile Bancorp*	1,800	10,350
Pacific Premier Bancorp, Inc.*	1,930	23,585
PacWest Bancorp	3,700	113,405
Palmetto Bancshares, Inc.*1	300	3,900
Park National Corp.1	1,800	123,822
Peapack Gladstone Financial Corp.1	540	9,450
Penns Woods Bancorp, Inc.	400	16,744
Peoples Bancorp of North Carolina, Inc.	300	3,759
Peoples Bancorp, Inc.	790	16,653
Phoenix Cos., Inc.*1	900	38,700
Pinnacle Financial Partners, Inc.*	3,900	100,269
Piper Jaffray Cos.*1	1,300	41,093
Platinum Underwriters Holdings Ltd.1	3,400	194,548
Preferred Bank *	1,500	24,720
Premier Financial Bancorp, Inc.	1,500	18,060
Primerica, Inc.	6,300	235,872
PrivateBancorp, Inc.	7,200	152,712
Provident Financial Holdings, Inc.	990	15,721
Provident Financial Services, Inc.	7,200	113,688
Provident New York Bancorp1	5,300	49,502
Pulaski Financial Corp.1	1,290	12,320
PVF Capital Corp.*1	3,100	12,400
QCR Holdings, Inc.	500	7,625
Radian Group, Inc.1	6,000	69,780
Regional Management Corp.*	407	10,175
Renasant Corp.	2,500	60,850

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Republic Bancorp, Inc. - Class A1	2,400	$52,608
Republic First Bancorp, Inc.*1	3,400	9,690
Riverview Bancorp, Inc.*1	450	1,130
RLI Corp.	2,200	168,102
Rockville Financial, Inc.	5,000	65,400
S&T Bancorp, Inc.1	3,800	74,480
Safety Insurance Group, Inc.	2,800	135,828
Sandy Spring Bancorp, Inc.	3,000	64,860
SCBT Financial Corp.1	2,400	120,936
Selective Insurance Group, Inc.	7,200	165,744
Severn Bancorp, Inc.*	300	1,398
Shore Bancshares, Inc.*	791	5,822
Sierra Bancorp	1,700	25,160
Simmons First National Corp. - Class A	1,400	36,526
Simplicity Bancorp, Inc.1	1,100	15,950
Southern National Bancorp of Virginia, Inc.	1,300	12,714
Southside Bancshares, Inc.	1,575	37,611
Southwest Bancorp, Inc.*	360	4,752
StanCorp Financial Group, Inc.1	6,000	296,460
State Auto Financial Corp.	4,300	78,131
State Bank Financial Corp.1	2,942	44,218
StellarOne Corp.	2,700	53,055
Sterling Bancorp	2,900	33,698
Sterling Financial Corp.	6,600	156,948
Stewart Information Services Corp.1	4,600	120,474
Stifel Financial Corp.*1	5,050	180,133
Stratus Properties, Inc.*	1,300	15,418
Suffolk Bancorp*	1,200	19,608
Summit Financial Group, Inc.*	1,000	8,040
SWS Group, Inc.*	4,800	26,160
SY Bancorp, Inc.	1,300	31,889
Symetra Financial Corp.	22,600	361,148
Synovus Financial Corp.1	61,800	180,456
Taylor Capital Group, Inc.*1	2,400	40,536
TCF Financial Corp.1	8,400	119,112
Teche Holding Co.	33	1,468
Territorial Bancorp, Inc.	1,100	24,871
Timberland Bancorp, Inc.	977	8,226
Tompkins Financial Corp.	990	44,738
Tower Financial Corp.	300	4,353
TowneBank1	2,700	39,744
Transcontinental Realty Investors, Inc.*1	1,100	9,680
Trico Bancshares	1,900	40,527
TrustCo Bank Corp. NY	12,000	65,280

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Trustmark Corp.1	7,100	$174,518
Two River Bancorp	1,200	7,596
Umpqua Holdings Corp.	13,300	199,633
Union First Market Bankshares Corp.	2,300	47,357
United Bankshares, Inc.1	5,000	132,250
United Community Banks, Inc.*1	5,600	69,552
United Community Financial Corp.*	5,417	25,189
United Financial Bancorp, Inc.	1,700	25,755
United Fire Group, Inc.	2,900	72,007
United Insurance Holdings Corp.1	4,506	31,497
United Security Bancshares*	4,266	18,088
Unity Bancorp, Inc.	650	4,563
Universal Insurance Holdings, Inc.	6,300	44,604
Univest Corp. of Pennsylvania	1,800	34,326
Valley National Bancorp1	22,000	208,340
ViewPoint Financial Group, Inc.	4,700	97,807
Virginia Commerce Bancorp, Inc.*1	2,500	34,900
Walker & Dunlop, Inc.*	4,900	85,750
Walter Investment Management Corp.*	2,900	98,049
Washington Banking Co.	3,000	42,600
Washington Federal, Inc.	12,500	236,000
Washington Trust Bancorp, Inc.	1,600	45,632
Waterstone Financial, Inc.*	2,830	28,753
Webster Financial Corp.	9,400	241,016
WesBanco, Inc.	2,900	76,647
West Bancorporation, Inc.1	4,020	47,235
Western Alliance Bancorp*1	9,000	142,470
Wilshire Bancorp, Inc.	12,200	80,764
Wintrust Financial Corp.1	3,800	145,464
WSFS Financial Corp.	800	41,912
Xenith Bankshares, Inc.*	700	3,682
Yadkin Financial Corp.*	2,445	34,327
		18,894,729
INDUSTRIAL – 17.3%
AAR Corp.	5,700	125,343
Advanced Energy Industries, Inc.*	3,600	62,676
Aegion Corp.*1	4,800	108,048
Aerovironment, Inc.*	2,400	48,432
Air Transport Services Group, Inc.*	12,200	80,642
Alamo Group, Inc.	1,300	52,832
Albany International Corp. - Class A	2,500	82,450
Alliant Techsystems, Inc.	2,400	197,352
Allied Motion Technologies, Inc.	2,606	17,590

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
AM Castle & Co.*1	3,500	$55,160
Ameresco, Inc. - Class A*1	4,000	36,000
Ampco-Pittsburgh Corp.	1,200	22,392
API Technologies Corp.*1	7,502	21,006
Arkansas Best Corp.1	5,200	119,340
Astec Industries, Inc.1	4,100	140,589
Atlas Air Worldwide Holdings, Inc.*	4,000	175,040
AVX Corp.	14,600	171,550
Ballantyne Strong, Inc.*	3,200	13,504
Barnes Group, Inc.	5,300	158,947
Bel Fuse, Inc. - Class B	2,480	33,356
Benchmark Electronics, Inc.*	6,800	136,748
Brady Corp. - Class A	6,300	193,599
Briggs & Stratton Corp.	7,000	138,530
Bristow Group, Inc.1	2,700	176,364
Broadwind Energy, Inc.*	5,701	27,251
CAI International, Inc.*1	3,300	77,781
Chase Corp.	2,351	52,568
Checkpoint Systems, Inc.*	5,600	79,464
CIRCOR International, Inc.	1,550	78,833
Coherent, Inc.	2,000	110,140
Columbus McKinnon Corp.*	2,800	59,696
Comfort Systems USA, Inc.	3,500	52,220
Core Molding Technologies, Inc.*1	1,810	16,145
Covenant Transportation Group, Inc. - Class A*	2,910	18,158
CPI Aerostructures, Inc.*	1,100	11,880
CTS Corp.	4,400	60,016
Cubic Corp.	2,929	140,885
Curtiss-Wright Corp.1	8,200	303,892
CyberOptics Corp.*	2,022	11,748
DHT Holdings, Inc.	280	1,254
Ducommun, Inc.*	1,400	29,764
Dycom Industries, Inc.*1	5,600	129,584
Dynamic Materials Corp.	1,227	20,258
Eagle Bulk Shipping, Inc.*1	7,900	28,835
Eastern Co.	700	11,200
Ecology and Environment, Inc. - Class A	950	9,975
Electro Scientific Industries, Inc.	4,400	47,344
EMCOR Group, Inc.	2,800	113,820
Encore Wire Corp.	2,800	95,480
EnerNOC, Inc.*	1,456	19,307
EnerSys, Inc.	4,000	196,160
Engility Holdings, Inc.*	3,138	89,182
EnPro Industries, Inc.*1	2,900	147,117

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Era Group, Inc.*	2,300	$60,145
Erickson Air-Crane, Inc.*	500	9,405
ESCO Technologies, Inc.1	2,500	80,950
Esterline Technologies Corp.*	2,900	209,641
Fabrinet*	4,600	64,400
Flow International Corp.*1	5,400	19,926
FreightCar America, Inc.	2,500	42,475
Frequency Electronics, Inc.	1,044	11,119
Frontline Ltd.*1	20,900	36,993
Fuel Tech, Inc.*	3,100	11,873
Furmanite Corp.*	4,200	28,056
Genco Shipping & Trading Ltd.*1	6,500	10,595
Gencor Industries, Inc.*	1,500	10,665
General Cable Corp.1	6,500	199,875
General Finance Corp.*	2,660	11,890
Gibraltar Industries, Inc.*1	4,800	69,888
Global Power Equipment Group, Inc.	3,500	56,420
GrafTech International Ltd.*1	20,800	151,424
Granite Construction, Inc.	7,200	214,272
Greenbrier Cos., Inc.*	4,500	109,710
Griffon Corp.	10,000	112,500
GSE Holding, Inc.*	5,300	30,687
Gulfmark Offshore, Inc. - Class A	3,200	144,256
Hardinge, Inc.1	1,700	25,126
Harsco Corp.	4,150	96,487
Heritage-Crystal Clean, Inc.*1	3,200	46,752
Hurco Cos., Inc.1	1,600	46,032
Identive Group, Inc.*	10,000	7,230
IEC Electronics Corp.*	1,180	4,142
II-VI, Inc.*	6,700	108,942
Insteel Industries, Inc.	3,200	56,064
Integrated Electrical Services, Inc.*	700	3,115
International Shipholding Corp.	1,500	34,995
Intevac, Inc.*	4,500	25,470
Iteris, Inc.*1	3,400	6,086
Itron, Inc.*	5,000	212,150
Kadant, Inc.	2,200	66,352
Kemet Corp.*	13,000	53,430
Key Technology, Inc.*	2,200	31,526
Knightsbridge Tankers Ltd.1	2,300	16,928
Kratos Defense & Security Solutions, Inc.*	9,100	58,968
Lawson Products, Inc.	1,200	15,408
Layne Christensen Co.*	3,900	76,089
LB Foster Co. - Class A	1,900	82,023

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LMI Aerospace, Inc.*	3,420	$64,091
LoJack Corp.*	1,200	3,780
LS Starrett Co. - Class A	2,221	22,699
LSI Industries, Inc.1	5,900	47,731
Lydall, Inc.*	3,088	45,085
Marten Transport Ltd.	6,000	94,020
Metabolix, Inc.*1	6,000	8,520
Metalico, Inc.*	25,000	30,000
Methode Electronics, Inc.	5,500	93,555
Mfri, Inc.*	1,420	16,145
Moog, Inc. - Class A*1	4,200	216,426
Multi-Fineline Electronix, Inc.*1	3,851	57,033
MYR Group, Inc.*	1,900	36,955
NACCO Industries, Inc. - Class A	900	51,552
NAPCO Security Technologies, Inc.*1	2,700	12,906
National Presto Industries, Inc.	354	25,499
National Technical Systems, Inc.*	800	11,192
NL Industries, Inc.	7,300	81,614
NN, Inc.	4,000	45,640
Northwest Pipe Co.*	2,300	64,170
Olympic Steel, Inc.	1,800	44,100
Orbital Sciences Corp.*	6,200	107,694
Orion Energy Systems, Inc.*1	4,504	11,035
Orion Marine Group, Inc.*	3,200	38,688
Pacer International, Inc.*	6,020	37,986
PAM Transportation Services, Inc.1	1,200	12,204
Perma-Fix Environmental Services*1	6,040	2,174
PHI, Inc.	100	3,288
PHI, Inc.2	1,200	41,160
Pike Electric Corp.	4,900	60,319
Plexus Corp.*1	5,800	173,362
PMFG, Inc.*1	6,500	44,980
Power-One, Inc.*	16,100	101,752
Providence and Worcester Railroad Co.	100	1,535
Quanex Building Products Corp.	6,000	101,040
Rand Logistics, Inc.*1	2,182	11,194
Roadrunner Transportation Systems, Inc.*	3,100	86,304
Rofin-Sinar Technologies, Inc.*1	3,100	77,314
Rogers Corp.*1	2,000	94,640
RTI International Metals, Inc.*	4,500	124,695
Sanmina Corp.*	13,100	187,985
Ship Finance International Ltd.1	8,800	130,592
SIFCO Industries, Inc.	1,100	17,798

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
SL Industries, Inc.	1,700	$42,636
Sparton Corp.*	2,600	44,824
Sterling Construction Co., Inc.*	2,600	23,556
Stoneridge, Inc.*	6,200	72,168
STR Holdings, Inc.*	8,000	18,160
SunPower Corp.*1	13,400	277,380
Synalloy Corp.	1,902	29,538
Sypris Solutions, Inc.	7,285	23,385
Tech Data Corp.*	3,500	164,815
Tecumseh Products Co. - Class A*	3,600	39,348
Tecumseh Products Co. - Class B*	3,300	36,498
Teekay Tankers Ltd. - Class A1	9,900	26,037
Tetra Tech, Inc.*	7,094	166,780
Transcat, Inc.*	1,941	13,199
TTM Technologies, Inc.*1	14,900	125,160
Tutor Perini Corp.*	8,200	148,256
Twin Disc, Inc.	1,900	45,030
U.S. Concrete, Inc.*	1,721	28,259
UFP Technologies, Inc.*	1,300	25,454
Ultralife Corp.*	2,782	9,904
Universal Forest Products, Inc.1	2,500	99,800
USA Truck, Inc.*1	5,361	34,525
UTi Worldwide, Inc.1	12,316	202,844
Viasystems Group, Inc.*1	3,354	38,672
Vicor Corp.*1	4,700	32,195
Vishay Intertechnology, Inc.*1	18,500	257,150
Vishay Precision Group, Inc.*	2,000	30,280
VSE Corp.	600	24,642
Watts Water Technologies, Inc. - Class A1	3,800	172,216
Willis Lease Finance Corp.*1	2,169	29,303
XPO Logistics, Inc.*1	3,200	57,888
Zagg, Inc.*1	5,800	31,030
Zygo Corp.*	1,694	26,782
		12,116,093
TECHNOLOGY – 7.3%
Agilysys, Inc.*	1,082	12,216
Alpha & Omega Semiconductor Ltd.*	3,800	29,032
Amkor Technology, Inc.*1	27,600	116,196
ANADIGICS, Inc.*	22,500	49,500
Astro-Med, Inc.1	2,600	28,600
ATMI, Inc.*	5,200	122,980
Avid Technology, Inc.*	5,150	30,282
Axcelis Technologies, Inc.*	19,300	35,126

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
AXT, Inc.*	4,700	$12,690
Brooks Automation, Inc.	8,300	80,759
CACI International, Inc. - Class A*1	2,800	177,744
Cascade Microtech, Inc.*	3,230	21,512
Ceva, Inc.*	2,900	56,144
CIBER, Inc.*1	14,300	47,619
Cohu, Inc.	3,600	45,000
Digi International, Inc.*	5,200	48,724
Digital River, Inc.*	4,400	82,588
Diodes, Inc.*	5,332	138,472
DSP Group, Inc.*1	4,700	39,057
Dynamics Research Corp.*1	3,800	21,166
Echelon Corp.*	8,500	17,935
Electronics for Imaging, Inc.*	7,100	200,859
Emcore Corp.*1	3,315	11,934
Emulex Corp.*	10,200	66,402
Entegris, Inc.*	15,100	141,789
Entropic Communications, Inc.*	11,900	50,813
EPIQ Systems, Inc.	4,600	61,962
Fairchild Semiconductor International, Inc.*	11,400	157,320
FormFactor, Inc.*	8,000	54,000
Geeknet, Inc.*	1,500	20,790
GSI Technology, Inc.*	2,790	17,633
GT Advanced Technologies, Inc.*1	14,100	58,515
Hutchinson Technology, Inc.*	7,000	33,110
Imation Corp.*	10,194	43,121
Innodata, Inc.*1	6,900	22,080
Insight Enterprises, Inc.*	5,178	91,858
Integrated Silicon Solution, Inc.*	3,500	38,360
International Rectifier Corp.*1	9,900	207,306
IXYS Corp.	4,400	48,664
Key Tronic Corp.*	2,300	23,805
Lexmark International, Inc. - Class A1	6,800	207,876
Majesco Entertainment Co.*1	7,500	4,275
ManTech International Corp. - Class A1	3,500	91,420
Mattson Technology, Inc.*	9,000	19,620
Mercury Systems, Inc.*	5,200	47,944
MKS Instruments, Inc.	5,900	156,586
NCI, Inc. - Class A*	4,300	17,802
Official Payments Holdings, Inc.*	3,600	24,660
OmniVision Technologies, Inc.*1	6,000	111,900
PAR Technology Corp.*	6,600	26,598
Pericom Semiconductor Corp.*	4,000	28,480
Photronics, Inc.*	11,500	92,690

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
QLogic Corp.*	11,100	$106,116
Radisys Corp.*	4,300	20,683
Richardson Electronics Ltd.	1,500	17,610
Rimage Corp.	2,500	20,975
Rudolph Technologies, Inc.*	4,500	50,400
Sapiens International Corp. N.V.	871	4,999
Schawk, Inc.1	3,100	40,300
Sigma Designs, Inc.*	4,600	23,230
Smith Micro Software, Inc.*	3,500	3,710
Spansion, Inc. - Class A*1	9,900	123,948
STEC, Inc.*	7,500	50,400
SunEdison, Inc.*1	12,180	99,510
Super Micro Computer, Inc.*	7,200	76,608
Sykes Enterprises, Inc.*	7,300	115,048
SYNNEX Corp.*1	5,900	249,452
TriQuint Semiconductor, Inc.*1	18,400	127,512
Ultra Clean Holdings*1	6,300	38,115
Veeco Instruments, Inc.*1	5,400	191,268
VeriFone Systems, Inc.*	17,500	294,175
Volterra Semiconductor Corp.*	2,800	39,536
Wayside Technology Group, Inc.1	1,200	13,824
		5,100,933
TOTAL COMMON STOCKS (Cost $60,318,775)		69,798,394
PREFERRED STOCKS – 0.0%
ENERGY – 0.0%
DHT Holdings, Inc.*3	7	—
TOTAL PREFERRED STOCKS (Cost $980)		—
RIGHTS – 0.0%
CONSUMER, CYCLICAL – 0.0%
Federal-Mogul Corp.*	11,000	1,870
TOTAL RIGHTS (Cost $—)		1,870

MONEY MARKET INVESTMENTS – 25.1%
BlackRock Liquidity Funds TempFund Portfolio, 0.04%4,5	12,143,270	12,143,270
Federated Treasury Obligations Fund, 0.01%4	284,887	284,887
Fidelity Institutional Money Market Portfolio - Class I, 0.08%4,5	5,204,259	5,204,259
TOTAL MONEY MARKET INVESTMENTS (Cost $17,632,416)		17,632,416

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

TOTAL INVESTMENTS – 124.6% (Cost $77,952,171)	$87,432,680
Liabilities less other assets – (24.6)%	(17,275,213)

TOTAL NET ASSETS – 100.0%	$70,157,467

*	Non-income producing security.
1	All or a portion of shares are on loan.
2	Shares are non-voting.
3
This security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

4	Variable rate security; the rate shown represents the rate at June 30, 2013.
5	Investments purchased with cash proceeds from securities lending.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at the most recent net asset value available. Short-term investments are valued at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2013:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$69,798,394	$-	$-	$69,798,394
Preferred Stocks	-	-	-	-
Rights	1,870	-	-	1,870
Money Market Investments	17,632,416	-	-	17,632,416
Total Investments in Securities	$87,432,680	$-	$-	$87,432,680

*
There were no Level 2 securities at period end. The Fund held one Level 3 security at period end, which was a preferred stock with no publicly available information related to its valuation. This security was fair valued at $0 by the Adviser, in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value.

Vericimetry U.S. Small Cap Value Fund
Beginning balance on September 30, 2012	$-
Purchases	-
Sales	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers in and/or out of Level 3	-
Ending balance June 30, 2013	$-
Net change in unrealized appreciation (depreciation) on Level 3 investments held as of June 30, 2013	$-

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk.  Collateral will be received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.  Any such investment of cash collateral will subject the Fund to the related investment risks.  The Fund will not have the right to vote on any securities having voting rights during the existence of the loan.  The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.  The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At June 30, 2013, the value of securities loaned by the Fund was $16,552,636. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At June 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$77,954,381

Gross Unrealized Appreciation	$11,804,793
Gross Unrealized Depreciation	$(2,326,494)

Net Unrealized Appreciation (Depreciation)	$9,478,299

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	August 26, 2013